Post-employment benefits for associates - Sensitivity analysis (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%
Increase (decrease) in defined benefit obligation due to increase in actuarial assumption	$ (42)
Increase (decrease) in defined benefit obligation due to decrease in actuarial assumption	$ 46
Life expectancy [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Duration of reasonably possible increase in actuarial assumption	1 year
Increase (decrease) in defined benefit obligation due to increase in actuarial assumption	$ 31
Rate of pension increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%
Increase (decrease) in defined benefit obligation due to increase in actuarial assumption	$ 15
Increase (decrease) in defined benefit obligation due to decrease in actuarial assumption	$ (7)
Interest on savings account [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%
Increase (decrease) in defined benefit obligation due to increase in actuarial assumption	$ 4
Increase (decrease) in defined benefit obligation due to decrease in actuarial assumption	$ (3)
Rate of salary increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%
Increase (decrease) in defined benefit obligation due to increase in actuarial assumption	$ 6
Increase (decrease) in defined benefit obligation due to decrease in actuarial assumption	$ (4)